Share based compensation	12 Months Ended
Dec. 31, 2021
Share based compensation
Share based compensation

32          Share based compensation

The Group has adopted a share-based compensation plan, namely the Aesthetic Medical International Holdings Group Limited Share Incentive Plan, (the “Share Incentive Plan”). The Share Incentive Plan was approved by the board of directors of the Company on 1 June 2019. According to the Share Incentive Plan, 5,940,452  ordinary shares were held as treasury shares of the Company as of 31 December 2019. These ordinary shares have been reserved to be issued to any qualified employees, directors and consultant as determined by the board of directors of the Company. The options will be exercisable only if option holders continue their employment before exercising the options. The maximum term of any issued stock option is ten years from the grant date.

One-fourth (1/4) of granted options shall vest and become exercisable upon the first anniversary of the effective date of a registration statement covering any public offering of the Company’s securities (“First Vesting Date”). The remaining 75% of the total number of ordinary shares subject to the option shall vest in 36 equal monthly installments, with the first installment vesting on the last day of the month following First Vesting Date and an additional installment vesting on the last day of each of the 35 months thereafter.

The option holder may elect at any time to exercise any part or all of the vested options before the expiry date.

32          Share based compensation (Continued)

Movements in the number of options for the year ended 31 December 2020 and 2021 are as follows:

		Weighted-	Weighted-
	Number of	average	average grant
	options	exercise price	date fair value
		RMB	RMB
Outstanding as of 1 January 2020	5,940,452	0.007	28.01
Vested during the year (note)	(3,447,048)
Outstanding as of 31 December 2020	2,493,404	0.007	28.01
Vested during the year (note)	(1,222,959)
Outstanding as of 31 December 2021	1,270,445	0.007	28.01

Note: The Group vested the options to certain option holders in advance.

The fair value of share options were valued at grant date using Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

Risk free interest rate	2.2%
Expected dividend yield	0
Expected volatility	57.87%
Exercise multiples	2.2
Contractual life	10

Share options outstanding as of 31 December 2021 have the following expiry date and exercise prices:

			Share options as of
Grant date	Expiry date	Exercise price	31 December 2021

1 June 2019	31 May 2029	US$0.001	1,270,445
Weighted average remaining contractual life of options outstanding at end of period:			7.42

The share-based compensation expenses of approximately RMB35,463,000 (2020:RMB78,967,000) has been charged to the consolidated statements of comprehensive income in the current year.